Corporate Information - Schedule of Direct or Indirect Interests in Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Rococo Holding Limited (“Rococo”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	British Virgin Islands (“BVI”), limited liability company September 21, 2017
Percentage of ownership/interest/voting rights directly	100.00%
Percentage of ownership/interest/voting rights indirectly
Issued and fully paid ordinary share capital/ registered capital	United States Dollar (“US$”) 1
Principal Activities	Investment holding
Rosenkavalier Limited (“Rosenkavalier”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	BVI, limited liability company October 2, 2019
Percentage of ownership/interest/voting rights directly	100.00%
Percentage of ownership/interest/voting rights indirectly
Issued and fully paid ordinary share capital/ registered capital	US$100
Principal Activities	Investment holding
Gauguin Limited (“Gauguin”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	Hong Kong limited liability company October 6, 2017
Percentage of ownership/interest/voting rights directly
Percentage of ownership/interest/voting rights indirectly	100.00%
Issued and fully paid ordinary share capital/ registered capital	Hong Kong Dollars (“HK$”) 60,000,000
Principal Activities	Investment holding
Degas Limited (“Degas”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	Hong Kong limited liability company November 1, 2019
Percentage of ownership/interest/voting rights directly
Percentage of ownership/interest/voting rights indirectly	100.00%
Issued and fully paid ordinary share capital/ registered capital	60,000,000
Principal Activities	Investment holding
Kuke Future International Technology (Beijing) Co., Ltd. (“Kuke International”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	PRC, limited liability company December 14, 2017	[1]
Percentage of ownership/interest/voting rights directly		[1]
Percentage of ownership/interest/voting rights indirectly	100.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	10,000,000	[1]
Principal Activities	Investment holding	[1]
Beijing Lecheng Future Culture Media Co., Ltd. (“Beijing Lecheng”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	PRC, limited liability company November 28, 2019	[1]
Percentage of ownership/interest/voting rights directly		[1]
Percentage of ownership/interest/voting rights indirectly	100.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	10,000,000	[1]
Principal Activities	Investment holding	[1]
Beijing Kuke Music Co. Ltd. (formerly known as Beijing Cathay Orient Information Technology Company Limited) (“Beijing Kuke Music”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	PRC, June 7, 2000, limited liability company, changed to joint stock limited liability company on February 16, 2016	[1]
Percentage of ownership/interest/voting rights directly		[1]
Percentage of ownership/interest/voting rights indirectly	100.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	16,213,275	[1]
Principal Activities	Distribution of commercial copyrights and provision of music education solutions	[1]
Beijing Naxos Cultural Communication Co. Ltd. (“Naxos China”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	PRC, limited liability company January 25, 2016	[1]
Percentage of ownership/interest/voting rights directly		[1]
Percentage of ownership/interest/voting rights indirectly	51.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	2,000,000	[1]
Principal Activities	Distribution of commercial copyrights	[1]
Beijing Music Festival Culture Communication Co., Ltd. (“BMF Culture”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	PRC, limited liability company August 26, 2003	[1]
Percentage of ownership/interest/voting rights directly		[1]
Percentage of ownership/interest/voting rights indirectly	100.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	19,500,000	[1]
Principal Activities	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances	[1]
Beijing Kuke Music Education Technology Co., Ltd. (“Music Education”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	PRC, limited liability company April 14, 2021	[1]
Percentage of ownership/interest/voting rights directly		[1]
Percentage of ownership/interest/voting rights indirectly	100.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	10,000,000	[1]
Principal Activities	Investment holding	[1]
Beijing Kuke Music Culture Co., Ltd. (formly known as “Beijing Successor Educational Equipment Co., Ltd”) (“Music Culture”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	PRC, limited liability company January 6, 2020	[1]
Percentage of ownership/interest/voting rights directly		[1]
Percentage of ownership/interest/voting rights indirectly	51.00%	[1]
Issued and fully paid ordinary share capital/ registered capital		[1]
Principal Activities	Provide music equipment sales	[1]
Shanghai Kuke Fangyue Education Technology Center LLP (“Kuke Fangyue”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	PRC, limited partnership June 24, 2021	[1]
Percentage of ownership/interest/voting rights directly		[1]
Percentage of ownership/interest/voting rights indirectly	60.00%	[1]
Issued and fully paid ordinary share capital/ registered capital		[1]
Principal Activities	Dormant	[1]
Shanghai Kuke Xingkong Cultural Media Center LLP (“Kuke Xingkong”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	PRC, limited partnership June 25, 2021	[1]
Percentage of ownership/interest/voting rights directly		[1]
Percentage of ownership/interest/voting rights indirectly	90.00%	[1]
Issued and fully paid ordinary share capital/ registered capital		[1]
Principal Activities	Dormant	[1]
Shanghai Kuke Linhui Education Technology Center LLP (“Kuke Linhui”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	PRC, limited partnership July 6, 2021	[1]
Percentage of ownership/interest/voting rights directly		[1]
Percentage of ownership/interest/voting rights indirectly	90.00%	[1]
Issued and fully paid ordinary share capital/ registered capital		[1]
Principal Activities	Dormant	[1]
Fuzhou Kuke Education Technology Co.,Ltd. (“Fuzhou Kuke”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	PRC, limited liability company August 17, 2021	[1]
Percentage of ownership/interest/voting rights directly		[1]
Percentage of ownership/interest/voting rights indirectly	80.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	200,000	[1]
Principal Activities	Dormant	[1]
Tianjin Kuke Xingkong Education Consulting., Ltd. (“Tianjin Kuke”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	PRC, limited liability company August 2, 2021	[1]
Percentage of ownership/interest/voting rights directly		[1]
Percentage of ownership/interest/voting rights indirectly	96.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	200,000	[1]
Principal Activities	Dormant	[1]
Shijiazhuang Kuke Linhui Education Technology Co.,Ltd. (“Shijiazhuang Kuke”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	PRC, limited liability company July 22, 2021	[1]
Percentage of ownership/interest/voting rights directly		[1]
Percentage of ownership/interest/voting rights indirectly	96.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	400,000	[1]
Principal Activities	Dormant	[1]
Beijing Hemule Cultural Co., Ltd. (“Hemule Cultural”) [Member]
Schedule of Direct or Indirect Interests in Subsidiaries [Line Items]
Place and date of incorporation/establishment	PRC, limited liability company August 31, 2022	[1]
Percentage of ownership/interest/voting rights directly		[1]
Percentage of ownership/interest/voting rights indirectly	100.00%	[1]
Issued and fully paid ordinary share capital/ registered capital		[1]
Principal Activities	Dormant	[1]

[1]	The English names of these companies represent the best efforts made by the Company to translate their Chinese names as these companies do not have official English names.